INCOME TAX AND DEFERRED TAX, Summary (Details)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2025 USD ($) Installment
Tax Revaluation [Abstract]
Number of consecutive monthly installments | Installment		5
Adjustments of deducted taxed	100.00%
Bottom of Range [Member]
Tax Revaluation [Abstract]
Threshold adjustment for tax inflation for deferral investments | $		$ 30,000,000,000